Risk management and concentrations of risk - Effect of cash flow hedge accounting on accumulated OCI and earnings (Details) - USD ($) $ in Thousands		12 Months Ended
	Dec. 31, 2017	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Beginning Balance, Before tax gains (losses)		$ (18,119)	$ (5,902)	$ (3,612)
Initial value of interest rate swap to be recognized in earnings on amortization approach, before tax gains (losses)			(625)
Effective portion of unrealized loss on cash flow hedge, Before tax gains (losses)		(18,240)	(13,535)	412
Reclassification from accumulated other comprehensive income included in hedge effectiveness		5,849	956	855
Reclassification discontinued hedge and initial fair value from accumulated other comprehensive income based on amortization approach, Before tax gains (losses)		1,024	987	(3,557)
Other comprehensive income for period, Before tax gains (losses)		(11,367)	12,217	(2,290)
Ending Balance, Before tax gains (losses)	$ (3,612)	(29,486)	(18,119)	(5,902)
Beginning Balance, Tax benefit (expense)		176	565	864
Initial value of interest rate swap to be recognized in earnings on amortization approach, Tax benefit (expense)		0	0
Effective portion of unrealized loss on cash flow hedge, Tax benefit (expense)		0
Reclassification of amortization of cash flow hedge to earnings, Tax benefit (expense)		0	0	(299)
Reclassification discontinued hedge and initial fair value from accumulated other comprehensive income based on amortization approach, tax		(262)	(389)
Other comprehensive income for period, Tax benefit (expense)		(262)	(389)	(299)
Ending Balance, Tax benefit (expense)	864	(86)	176	565
Beginning Balance, Net of tax		(17,943)	(5,337)	(2,748)
Initial value of interest rate swap to be recognized in earnings on amortization approach, Net of tax			(625)
Effective portion of unrealized loss on cash flow hedge, Net of tax		(18,240)	(13,535)	412
Reclassification of amortization of cash flow hedge to earnings, Net of tax	(2,748)	(5,849)	956	(556)
Reclassification discontinued hedge and initial fair value from accumulated other comprehensive income based on amortization approach, Net of tax				(3,557)
Reclassification discontinued hedge and initial fair value from accumulated other comprehensive income based on amortization approach, Net of tax		762	598	(3,557)
Other comprehensive income for period, Net of tax		(11,629)	(12,606)	(2,589)
Ending Balance, Net of tax	$ (2,748)	(29,572)	(17,943)	$ (5,337)
Gain (loss) reclassified to earnings, tax		262	389
Interest Expense [Member]
Reclassification from accumulated other comprehensive income included in hedge effectiveness		(5,849)	(956)
Reclassification discontinued hedge and initial fair value from accumulated other comprehensive income based on amortization approach, Before tax gains (losses)		(1,024)	(987)
Gain (loss) reclassified to earnings		$ (6,873)	$ (1,943)